Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Future Rents and Charges

The amount of future rents and charges in that capacity breaks down as follows at December 31, 2018:

12/31/2018
2019	3,965
2020	4,047
2021	4,064
2022	4,058
2023	3,785
2024	3,211
2025	1,998
2026	2,014
2027	1,700
2028	1,031
2029	393

Total	30,267